PRUDENTIAL NATIONAL MUNI FUND, INC.
(Formerly Dryden National Municipals Fund, Inc.)
Gateway Center Three
100 Mulberry Street
Newark, New Jersey 07102

October 25, 2010

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:           Prudential National Muni Fund, Inc.
Registration Nos. 002-66407 and 811-02992

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the Prospectus and Statement of Additional Information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 45 to the Registrant’s Registration Statement on Form N-1A, which was electronically filed with the Commission on October 25, 2010.

If you have any questions concerning this filing, please contact the undersigned at (973) 802-6469.

Very Truly Yours,

/s/ Jonathan D. Shain
Jonathan D. Shain
Assistant Secretary